TYPE			13F-HR/A

PERIOD			06/30/06

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: JUNE 30, 2006

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER: [3]
THIS AMENDMENT (CHECK ONE):  [X] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   AUGUST 7, 2007

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH JUNE 30, 2007.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  55 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $66,734(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP                   COM              02209s103     3344    45537 SH       Sole                    33407             12130
                                                               228     3100 SH       Other                                      3100
AMERICAN INTL GRP              COM              026874107     2602    44067 SH       Sole                    31842             12225
                                                                74     1250 SH       Other                                      1250
ASPEN INS HLDGS LTD            COM              G05384105     1427    61255 SH       Sole                    44065             17190
                                                                42     1800 SH       Other                                      1800
BARD, C.R. INC.                COM              067383109     1995    27230 SH       Sole                    19690              7540
                                                               103     1400 SH       Other                                      1400
BOSTON SCIENTIFIC              COM              101137107     1093    64895 SH       Sole                    45735             19160
                                                                32     1925 SH       Other                                      1925
CA, INC                        COM              12673P105      849    41326 SH       Sole                    29846             11480
                                                                27     1325 SH       Other                                      1325
CENDANT CORP                   COM              151313103     3327   204260 SH       Sole                   147375             56885
                                                                96     5875 SH       Other                                      5875
CITIGROUP INC                  COM              172967101     2923    60575 SH       Sole                    43745             16830
DOVER CORP                     COM              260003108     3208    64895 SH       Sole                    46680             18215
                                                               104     2100 SH       Other                                      2100
EMERSON ELECTRIC               COM              291011104     1597    19055 SH       Sole                    13435              5620
GANNETT INC                    COM              364730101     1331    23800 SH       Sole                    17265              6535
GENERAL ELECTRIC               COM              369604103     3075    93285 SH       Sole                    67600             25685
                                                                88     2665 SH       Other                                      2665
HOME DEPOT INC                 COM              437076102     2536    70865 SH       Sole                    51225             19640
                                                                59     1650 SH       Other                                      1650
HONEYWELL INTL                 COM              438516106     2503    62106 SH       Sole                    44681             17425
                                                                19      475 SH       Other                                       475
JOHNSON & JOHNSON              COM              478160104     3390    56569 SH       Sole                    41066             15503
                                                                96     1600 SH       Other                                      1600
L-3 COMMUN HLDGS               COM              502424104     1307    17325 SH       Sole                    12220              5105
                                                                39      515 SH       Other                                       515
LEGGETT & PLATT                COM              524660107     2071    82915 SH       Sole                    59420             23495
                                                                25     1000 SH       Other                                      1000
LOWE'S COMPANIES               COM              548661107     2773    45710 SH       Sole                    32960             12750
                                                                67     1100 SH       Other                                      1100
MEDTRONIC INC                  COM              585055106     1178    25105 SH       Sole                    17515              7590
                                                                38      800 SH       Other                                       800
MONTPELIER RE HLDGS LTD        COM              G62185106     1073    62075 SH       Sole                    43700             18375
NEWS CORP LTD A                COM              65248E104     2380   124100 SH       Sole                    89535             34565
                                                                69     3605 SH       Other                                      3605
PFIZER INC                     COM              717081103     2033    86620 SH       Sole                    62940             23680
                                                               123     5225 SH       Other                                      5225
ST JUDE MEDICAL                COM              790849103     1264    39000 SH       Sole                    27475             11525
                                                                39     1200 SH       Other                                      1200
STRYKER CORP                   COM              863667101     1575    37410 SH       Sole                    26360             11050
                                                                47     1110 SH       Other                                      1110
TEXTRON INC                    COM              883203101     2070    22460 SH       Sole                    15915              6545
                                                                65      705 SH       Other                                       705
TYCO INTL LTD                  COM              902124106     3812   138630 SH       Sole                   100225             38405
                                                                68     2475 SH       Other                                      2475
UNITEDHEALTH GRP               COM              91324p102     1403    31328 SH       Sole                    22598              8730
                                                                40      895 SH       Other                                       895
WAL-MART STORES                COM              931142103     3351    69560 SH       Sole                    50400             19160
                                                                95     1980 SH       Other                                      1980
WELLS FARGO & CO               COM              949746101     1875    27947 SH       Sole                    20027              7920
ZIMMER HLDGS INC               COM              98956p102     1641    28940 SH       Sole                    20755              8185
                                                                47      825 SH       Other                                       825